Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Foreign exchange gain	3	5
Interest income	250	183
Shipping charges reimbursed	—	50
Gain on disposal of property	—	177
Other income	2	5
Total	255	420